Retirement-Related Benefits (OCI and AOCI) (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in AOCI for retirement-related benefits
Current period loss/(gain)	$ 2,963	$ 9,799	$ (5,369)
Curtailments and settlements	(33)	(24)	3
Amortization of net loss included in net periodic (income)/cost	(3,304)	(2,531)	(3,499)
Current period prior service costs/(credits)	(6)	(1)	(16)
Amortization of prior service (costs)/credits included in net periodic (income)/cost	100	114	114
U.S. Defined Benefit Pension Plans
Changes in AOCI for retirement-related benefits
Net loss at beginning of period	18,442	13,709
Current period loss/(gain)	2,576	5,789
Amortization of net loss included in net periodic (income)/cost	(1,654)	(1,056)
Net loss at end of period	19,363	18,442	13,709
Prior service costs/(credits) at beginning of period	110	120
Amortization of prior service (costs)/credits included in net periodic (income)/cost	(10)	(10)
Prior service costs/(credits) at end of period	101	110	120
Total loss recognized in accumulated other comprehensive income/(loss)	19,464	18,552
Amounts of retirement-related benefit plans that will be amortized from accumulated other comprehensive income/(loss) into net periodic (income)/cost
Estimated net loss that will be amortized from AOCI into net periodic cost	1,331
Estimated prior service costs/(credits) that will be amortized from AOCI into net periodic (income)/cost	10
Non-U.S. Defined Benefit Pension Plans
Changes in AOCI for retirement-related benefits
Net loss at beginning of period	21,676	19,777
Current period loss/(gain)	661	3,324
Curtailments and settlements	(33)	(25)
Amortization of net loss included in net periodic (income)/cost	(1,581)	(1,400)
Net loss at end of period	20,724	21,676	19,777
Prior service costs/(credits) at beginning of period	(386)	(496)
Current period prior service costs/(credits)	(6)	(1)
Amortization of prior service (costs)/credits included in net periodic (income)/cost	98	111
Prior service costs/(credits) at end of period	(294)	(386)	(496)
Transition (assets)/liabilities at beginning of period	0	0
Amortization of transition assets/(liabilities) included in net periodic (income)/cost	0	0
Transition (assets)/liabilities at end of period	0	0	0
Total loss recognized in accumulated other comprehensive income/(loss)	20,429	21,290
Amounts of retirement-related benefit plans that will be amortized from accumulated other comprehensive income/(loss) into net periodic (income)/cost
Estimated net loss that will be amortized from AOCI into net periodic cost	1,361
Estimated prior service costs/(credits) that will be amortized from AOCI into net periodic (income)/cost	(96)
U.S. Nonpension Postretirement Benefit Plans
Changes in AOCI for retirement-related benefits
Net loss at beginning of period	852	304
Current period loss/(gain)	(204)	548
Amortization of net loss included in net periodic (income)/cost	(39)	0
Net loss at end of period	609	852	304
Prior service costs/(credits) at beginning of period	23	15
Amortization of prior service (costs)/credits included in net periodic (income)/cost	7	7
Prior service costs/(credits) at end of period	30	23	15
Total loss recognized in accumulated other comprehensive income/(loss)	639	875
Amounts of retirement-related benefit plans that will be amortized from accumulated other comprehensive income/(loss) into net periodic (income)/cost
Estimated net loss that will be amortized from AOCI into net periodic cost	19
Estimated prior service costs/(credits) that will be amortized from AOCI into net periodic (income)/cost	(7)
Non-U.S. Nonpension Postretirement Plans
Changes in AOCI for retirement-related benefits
Net loss at beginning of period	189	161
Current period loss/(gain)	(51)	38
Curtailments and settlements	0	1
Amortization of net loss included in net periodic (income)/cost	(10)	(11)
Net loss at end of period	128	189	161
Prior service costs/(credits) at beginning of period	(26)	(32)
Current period prior service costs/(credits)	0	0
Amortization of prior service (costs)/credits included in net periodic (income)/cost	5	5
Prior service costs/(credits) at end of period	(21)	(26)	(32)
Transition (assets)/liabilities at beginning of period	0	0
Amortization of transition assets/(liabilities) included in net periodic (income)/cost	0	0
Transition (assets)/liabilities at end of period	0	0	$ 0
Total loss recognized in accumulated other comprehensive income/(loss)	106	$ 163
Amounts of retirement-related benefit plans that will be amortized from accumulated other comprehensive income/(loss) into net periodic (income)/cost
Estimated net loss that will be amortized from AOCI into net periodic cost	8
Estimated prior service costs/(credits) that will be amortized from AOCI into net periodic (income)/cost	$ (4)